Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,445	£ 1,290
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,754	1,633
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(59)
Fair value adjustments	(510)	(569)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	5	(4)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(19)
Fair value adjustments	(190)	(209)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(33)
Fair value adjustments	111	144
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	3,829	5,162
Financial instruments at fair value, category | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	218	205
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	85	136
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	72	57
Financial instruments at amortised cost, category | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	187	192
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 5	£ 24